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<FILENAME>inftable.txt

				   UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          December 31, 2006

    This Amendment (Check only one.):       [ X ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Foothills Asset Management, Ltd.
Address:          8767 E. Via de Ventura, Suite 175
                  Scottsdale, AZ 85258

Form 13F File Number: 028-12077

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kristina Lusmden
Title:            Chief Compliance Officer
Phone:            480-777-9870

Signature, Place and Date of Signing:

/s/ Kristina Lumsden             Scottsdale, AZ             July 18, 2007
[Signature]                       [City, State]                  [Date]


Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).


List of Other Managers Reporting for this Manager:

        NONE

                              Form 13F SUMMARY PAGE


Report summary:


Number of Other Included Managers:                         0
                                            ---------------------------

Form 13F  Information Table Entry Total:                  76
                                            ---------------------------

Form 13F  Information Table Value Total:            $110,064
                                            ---------------------------
                                                    (thousands)

List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE







                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A T & T Corp                   COM              001957109      220     6142 SH       Sole                     4992              1150
AFLAC                          COM              001055102     3918    85180 SH       Sole                    61265             23915
                                                                27      595 SH       Other                                       595
Affiliated Computer            COM              008190100     2596    53143 SH       Sole                    36698             16445
                                                                22      450 SH       Other                                       450
Altria Group                   COM              02209S103      202     2352 SH       Sole                     1502               850
Amerisourcebergen              COM              03073E105      585    13015 SH       Sole                     4630              8385
Anadarko Petroleum             COM              032511107     1627    37374 SH       Sole                    24296             13078
                                                                13      300 SH       Other                                       300
Bank of America                COM              060505104     3715    69581 SH       Sole                    51940             17641
                                                                21      393 SH       Other                                       393
Bed Bath & Beyond              COM              075896100     1492    39160 SH       Sole                    29110             10050
Berkshire Hathaway Inc Cl A    COM              084670108      330        3 SH       Other                                         3
CVS Corp                       COM              126650100     2806    90789 SH       Sole                    61429             29360
Canon Inc ADR                  COM              138006309     2829    49995 SH       Sole                    33869             16126
                                                                20      352 SH       Other                                       352
Chevron Corp                   COM              166764100      290     3943 SH       Sole                     3393               550
Chubb Corporation              COM              171232101     5043    95317 SH       Sole                    62908             32409
                                                                32      600 SH       Other                                       600
Citigroup                      COM              172967101     3338    59922 SH       Sole                    47376             12546
                                                                17      300 SH       Other                                       300
Colgate-Palmolive              COM              194162103      841    12892 SH       Sole                     9192              3700
ConocoPhillips                 COM              20825C104     2224    30915 SH       Sole                    20103             10812
Constellation Brands           COM              21036P108     2731    94104 SH       Sole                    65944             28160
                                                                30     1050 SH       Other                                      1050
Dollar Tree Stores             COM              256747106     1585    52670 SH       Sole                    42650             10020
Emerson Electric               COM              291011104      457    10374 SH       Sole                     4354              6020
Express Scripts Cl A           COM              302182100     3018    42150 SH       Sole                    27005             15145
                                                                21      295 SH       Other                                       295
Exxon Mobil Corp               COM              30231G102      548     7155 SH       Sole                     5410              1745
Factset Research Systems       COM              303075105     3255    57630 SH       Sole                    39700             17930
                                                                24      425 SH       Other                                       425
General Dynamics               COM              369550108     5205    70005 SH       Sole                    49765             20240
                                                                38      510 SH       Other                                       510
General Electric               COM              369604103     3274    87975 SH       Sole                    71660             16315
                                                                22      600 SH       Other                                       600
Harley Davidson Inc            COM              412822108     2956    41940 SH       Sole                    28345             13595
Home Depot                     COM              437076102     1180    29386 SH       Sole                    19957              9429
                                                                24      600 SH       Other                                       600
Johnson & Johnson              COM              478160104     3890    58915 SH       Sole                    42515             16400
                                                                30      450 SH       Other                                       450
Johnson Controls               COM              478366107     2242    26097 SH       Sole                    18420              7677
Kinder Morgan Inc              COM              49455P101     3293    31142 SH       Sole                    23522              7620
                                                                32      300 SH       Other                                       300
Lowes Cos Inc                  COM              548661107     1950    62596 SH       Sole                    45901             16695
MBIA Inc                       COM              55262C100     2731    37377 SH       Sole                    19744             17633
Medtronic                      COM              585055106     1966    36739 SH       Sole                    27874              8865
                                                                14      260 SH       Other                                       260
Nabors Industries Ltd          COM              G6359F103     2063    69290 SH       Sole                    49080             20210
                                                                13      435 SH       Other                                       435
Pfizer Inc                     COM              717081103     1276    49281 SH       Sole                    37756             11525
                                                                25      975 SH       Other                                       975
Qualcomm Inc                   COM              747525103     4058   107379 SH       Sole                    77584             29795
                                                                28      730 SH       Other                                       730
Royal Dutch Shell ADR          COM              780259206      212     3000 SH       Sole                     3000
SLM Corp                       COM              78442P106     2062    42280 SH       Sole                    29700             12580
                                                                13      270 SH       Other                                       270
Sherwin Williams               COM              824348106     2123    33395 SH       Sole                    19460             13935
                                                                36      565 SH       Other                                       565
State Street Corp              COM              857477103      251     3725 SH       Sole                     2850               875
Stryker Corp                   COM              863667101     1501    27245 SH       Sole                    18200              9045
                                                                14      255 SH       Other                                       255
Torchmark                      COM              891027104     1601    25109 SH       Sole                    13719             11390
United Technologies            COM              913017109     4213    67389 SH       Sole                    50959             16430
                                                                33      520 SH       Other                                       520
Unitedhealth Group Inc         COM              91324P102     3625    67471 SH       Sole                    45846             21625
                                                                32      600 SH       Other                                       600
Wachovia Corp                  COM              929903102     3998    70209 SH       Sole                    48112             22097
                                                                40      694 SH       Other                                       694
Wal Mart Stores                COM              931142103     1132    24518 SH       Sole                    20513              4005
Walgreen                       COM              934122109     1309    28531 SH       Sole                    20106              8425
Wells Fargo & Co (New)         COM              949746101      391    11000 SH       Sole                     6780              4220
Harbor International                            411511645      410 6653.080 SH       Sole                 6653.080
S&P Depository Receipt Trust U                  78462F103     1671 11800.000 SH      Sole                10070.000          1730.000
Schwab 1000 Fund - Select                       808517809     1511 36662.711 SH      Sole                34140.853          2521.858
iShares MSCI EAFE Index Fund                    464287465     3698 50508.000 SH      Sole                36478.000         14030.000
